INCOME FROM ARBITRATION SETTLEMENTS	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Income From Legal Settlements [Abstract]
INCOME FROM ARBITRATION SETTLEMENTS
NOTE 8 — INCOME FROM ARBITRATION SETTLEMENTS
For the three months ended July 31, 2017, the Company received approximately $8,000 in a settlement related to its former subsidiary, BTX Trader, Inc.
On June 16, 2016, the Company entered into a global settlement agreement and mutual release to resolve all disputes and claims regarding the construction of the Cooper Medical School at Rowan University, located in Camden, New Jersey, in which the Company served as an electrical prime contractor. As a result of such settlement, the Company received proceeds of $1,150,000 and recorded a gain in the Condensed Consolidated Statement of Operations for the three months ended July 31, 2016. The Cooper Medical School contract was performed under the electrical services segment and is no longer part of the Company’s ongoing operation.

NOTE 15 — INCOME FROM ARBITRATION SETTLEMENTS

On June 16, 2016, the Company entered into a global settlement agreement and mutual release to resolve all disputes and claims regarding the construction of the Cooper Medical School at Rowan University, located in Camden, New Jersey, in which the Company served as an electrical prime contractor. As a result of such settlement, the Company received proceeds of $1,150,000 and recorded a gain in the Statement of Operations for the year ended April 30, 2017. The Cooper Medical School contract was performed under the electrical services segment and is no longer part of the Company’s ongoing operation.